Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Gross Balance - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Balances as of beginning	$ 215,411	$ 231,603
Additions	8,507	11,720
Disposals	(35,049)	(27,912)
Impairment	365	0
Other	0	0
Balances as of ending	189,234	215,411
Land and building
Reconciliation of changes in right-of-use assets [abstract]
Balances as of beginning	215,411	231,603
Additions	8,507	11,720
Disposals	(35,049)	(27,912)
Impairment	365	0
Other	0	0
Balances as of ending	189,234	215,411
Others
Reconciliation of changes in right-of-use assets [abstract]
Balances as of beginning	0	0
Additions	0	0
Disposals	0	0
Impairment	0	0
Other	0
Balances as of ending	$ 0	$ 0